UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® High Income Central Fund Fidelity® High Income Central Fund

This annual shareholder report contains information about Fidelity® High Income Central Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•High-yield bonds gained for the 12 months ending August 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the Federal Reserve's likely pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds increased 13.29% and contributed to performance versus the ICE BofA US High Yield Constrained Index for the fiscal year.
•By industry, security selection was the primary detractor, especially within media. Also hurting our result was security selection in retail and consumer goods. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Mesquite Energy returned about -10% and was the biggest individual relative detractor. A second notable relative detractor was an overweight in Bi-Lo (-2%). An overweight in Spirit Airlines (-29%) also detracted.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in telecommunications. Our choices in services and utility also boosted the fund's relative performance.
•The fund's non-benchmark stake in Jonah Energy gained 50% and was the top individual relative contributor. It was not held at period end. The second-largest relative contributor was an overweight in Community Health Systems (+29%). The company was one of the fund's largest holdings. Another notable relative contributor was timely positioning in CenturyLink (+34%).
•By quality, positioning in bonds rated BB added the most value, whereas unrated bonds hurt the most.
•Notable changes in positioning include increased exposure to the financial services industry and lower allocations to retail and energy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® High Income Central Fund	12.14%	5.66%	5.56%
ICE® BofA® US High Yield Constrained Index	12.47%	4.26%	4.56%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.93%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,387,537,115
Number of Holdings	509
Total Advisory Fee	$0
Portfolio Turnover	24%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	2.0
CHS/Community Health Systems Inc	1.8
TransDigm Inc	1.7
Uber Technologies Inc	1.6
Pacific Gas and Electric Co	1.4
Echo Global Logistics Inc	1.4
Tenet Healthcare Corp	1.3
Mesquite Energy Inc	1.3
DISH Network Corp	1.1
Cloud Software Group Inc	1.0
14.6
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

The fund added a contractual management fee waiver during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913634.100    2062-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Specialized High Income Central Fund Fidelity® Specialized High Income Central Fund

This annual shareholder report contains information about Fidelity® Specialized High Income Central Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Specialized High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•High-yield bonds gained for the 12 months ending August 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the Federal Reserve's likely pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 11.71% and detracted from performance versus the ICE BofA BB US High Yield Constrained Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in financial services. Also hurting our result were our choices in media and basic industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Venture Global (+14%). It was among the fund's largest holdings. The second-largest relative detractor was a non-benchmark stake in Occidental Petroleum (+7%). Another notable relative detractor was Navient (+10%).
•In contrast, the biggest contributors to performance versus the benchmark were security selection and an underweight in transportation. Picks in capital goods also boosted relative performance. Also contributing to our result were security selection and an underweight in leisure.
•The top individual relative contributor was an overweight in Ally Financial (+37%). Not owning Spirit Airlines, a benchmark component that returned about -24%, was the second-largest relative contributor. Not owning Walgreens Boots Alliance, a benchmark component that returned roughly -3%, was another notable relative contributor.
•By quality, positioning in bonds rated BB added the most value, whereas those rated BBB and above hurt the most.
•Notable changes in positioning include increased exposure to the leisure and financial services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Specialized High Income Central Fund	11.37%	3.27%	4.12%
ICE® BofA® BB US High Yield Constrained Index	11.83%	4.02%	4.73%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.93%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$241,145,314
Number of Holdings	397
Total Advisory Fee	$0
Portfolio Turnover	17%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
CCO Holdings LLC / CCO Holdings Capital Corp	2.0
Sirius XM Radio Inc	1.5
Royal Caribbean Cruises Ltd	1.5
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	1.4
Tenet Healthcare Corp	1.4
Hilton Domestic Operating Co Inc	1.4
OneMain Finance Corp	1.3
Vistra Operations Co LLC	1.3
Venture Global Calcasieu	1.3
Yum! Brands Inc	1.2
14.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913633.100    1518-TSRA-1024

Item 2.

Code of Ethics

As of the end of the period, August 31, 2024, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund and Fidelity Specialized High Income Central Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$49,500	$-	$9,700	$1,200
Fidelity Specialized High Income Central Fund	$53,100	$-	$9,700	$1,300

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$49,600	$-	$9,700	$1,300
Fidelity Specialized High Income Central Fund	$53,300	$-	$9,700	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2024A	August 31, 2023A
Audit-Related Fees	$200,000	$-
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2024A	August 31, 2023A
Deloitte Entities	$4,970,400	$3,240,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Specialized High Income Central Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Specialized High Income Central Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 91.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
Broadcasting - 0.4%
DISH Network Corp. 3.375% 8/15/26	1,328,000	826,798
Homebuilders/Real Estate - 0.0%
Meritage Homes Corp. 1.75% 5/15/28 (b)	10,000	11,010
Technology - 0.1%
Global Payments, Inc. 1.5% 3/1/31 (b)	324,000	319,950
TOTAL CONVERTIBLE BONDS		1,157,758
Nonconvertible Bonds - 90.6%
Aerospace - 1.9%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	495,000	477,674
Howmet Aerospace, Inc.:
5.95% 2/1/37	300,000	325,155
6.75% 1/15/28	775,000	825,054
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	630,000	598,276
Moog, Inc. 4.25% 12/15/27 (b)	730,000	703,125
Rolls-Royce PLC 5.75% 10/15/27 (b)	635,000	651,060
TransDigm, Inc. 6.375% 3/1/29 (b)	1,080,000	1,113,006
		4,693,350
Air Transportation - 1.3%
American Airlines, Inc.:
7.25% 2/15/28 (b)(c)	750,000	754,664
8.5% 5/15/29 (b)	305,000	317,097
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	204,167	203,109
Rand Parent LLC 8.5% 2/15/30 (b)(c)	755,000	755,012
United Airlines, Inc. 4.375% 4/15/26 (b)	1,080,000	1,053,938
		3,083,820
Automotive & Auto Parts - 2.5%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	635,000	577,067
Dana, Inc. 4.5% 2/15/32 (c)	180,000	159,632
Ford Motor Co.:
3.25% 2/12/32	440,000	374,759
5.291% 12/8/46	220,000	199,386
6.1% 8/19/32	550,000	565,138
Ford Motor Credit Co. LLC:
2.3% 2/10/25	180,000	177,421
2.7% 8/10/26	600,000	573,036
2.9% 2/10/29	180,000	162,957
4.687% 6/9/25	500,000	497,520
5.125% 6/16/25	330,000	329,116
LCM Investments Holdings 4.875% 5/1/29 (b)	80,000	76,208
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	70,000	72,850
8.125% 3/30/29 (b)	165,000	175,349
8.375% 5/1/28 (b)	855,000	905,902
Phinia, Inc. 6.75% 4/15/29 (b)	175,000	179,579
Thor Industries, Inc. 4% 10/15/29 (b)	235,000	214,544
ZF North America Capital, Inc. 6.875% 4/14/28 (b)	650,000	671,541
		5,912,005
Banks & Thrifts - 0.8%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	550,000	524,944
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/29 (b)	680,000	631,195
UniCredit SpA:
5.861% 6/19/32 (b)(d)	83,000	82,813
7.296% 4/2/34 (b)(d)	207,000	217,578
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	275,000	285,287
Western Alliance Bancorp. 3% 6/15/31 (d)	105,000	94,952
		1,836,769
Broadcasting - 2.3%
Nexstar Media, Inc. 5.625% 7/15/27 (b)	825,000	806,196
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	230,000	148,288
Sirius XM Radio, Inc.:
5% 8/1/27 (b)	2,255,000	2,204,277
5.5% 7/1/29 (b)(c)	1,420,000	1,382,020
TEGNA, Inc.:
4.625% 3/15/28	835,000	784,829
5% 9/15/29	120,000	111,456
		5,437,066
Building Materials - 2.7%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	940,000	925,468
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	190,000	195,114
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	980,000	895,374
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)	1,410,000	1,443,888
Knife River Holding Co. 7.75% 5/1/31 (b)(c)	430,000	455,235
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	330,000	354,222
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,240,000	1,159,369
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	1,000,000	1,051,250
		6,479,920
Cable/Satellite TV - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	100,000	86,771
4.5% 8/15/30 (b)	640,000	570,756
4.5% 5/1/32	1,180,000	1,007,548
5% 2/1/28 (b)	2,449,000	2,359,858
5.125% 5/1/27 (b)	700,000	686,056
CSC Holdings LLC 5.375% 2/1/28 (b)	100,000	76,889
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	600,000	579,750
Ziggo BV 4.875% 1/15/30 (b)	450,000	419,543
		5,787,171
Capital Goods - 0.3%
ESAB Corp. 6.25% 4/15/29 (b)	415,000	426,327
Resideo Funding, Inc. 6.5% 7/15/32 (b)(c)	365,000	371,593
		797,920
Chemicals - 3.7%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	600,000	590,375
Methanex Corp.:
5.125% 10/15/27	790,000	777,613
5.25% 12/15/29	65,000	63,885
5.65% 12/1/44	514,000	459,107
NOVA Chemicals Corp.:
5% 5/1/25 (b)	1,000,000	993,956
5.25% 6/1/27 (b)	980,000	967,388
Nufarm Australia Ltd. 5% 1/27/30 (b)	445,000	412,439
Olin Corp.:
5% 2/1/30	969,000	936,679
5.125% 9/15/27	1,260,000	1,244,754
SPCM SA 3.125% 3/15/27 (b)	180,000	168,159
The Chemours Co. LLC:
4.625% 11/15/29 (b)(c)	250,000	219,928
5.375% 5/15/27	940,000	913,371
Tronox, Inc. 4.625% 3/15/29 (b)(c)	545,000	496,674
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	615,000	601,407
7.375% 3/1/31 (b)	60,000	62,322
		8,908,057
Consumer Products - 1.4%
Kohl's Corp. 4.25% 7/17/25	20,000	19,810
Mattel, Inc.:
3.75% 4/1/29 (b)	315,000	299,219
6.2% 10/1/40	185,000	187,164
Newell Brands, Inc.:
6.625% 9/15/29	1,010,000	1,008,448
6.875% 4/1/36 (c)(e)	280,000	266,258
Prestige Brands, Inc. 3.75% 4/1/31 (b)	500,000	453,153
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	1,185,000	1,042,187
		3,276,239
Containers - 2.7%
Ball Corp.:
2.875% 8/15/30	1,015,000	897,116
3.125% 9/15/31	1,835,000	1,604,326
6% 6/15/29	450,000	463,031
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)	480,000	443,946
6.375% 7/15/32 (b)	460,000	470,317
OI European Group BV 4.75% 2/15/30 (b)	585,000	549,096
Sealed Air Corp.:
5% 4/15/29 (b)	1,280,000	1,255,443
6.875% 7/15/33 (b)(c)	340,000	363,901
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)(c)	355,000	373,067
		6,420,243
Diversified Financial Services - 5.2%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)	250,000	249,218
Capstone Borrower, Inc. 8% 6/15/30 (b)	125,000	131,661
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	500,000	477,500
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	160,000	170,320
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32 (b)	460,000	481,248
7.875% 12/1/30 (b)	275,000	295,127
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	285,000	294,104
7.75% 5/15/26 (b)	440,000	451,479
8% 2/15/27 (b)	270,000	281,468
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	365,000	371,523
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	1,240,000	1,195,050
6.25% 5/15/26	1,569,000	1,559,999
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	950,000	921,920
LPL Holdings, Inc. 4% 3/15/29 (b)	710,000	675,478
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)	355,000	357,843
Navient Corp. 6.75% 6/15/26	1,545,000	1,571,654
OneMain Finance Corp.:
3.5% 1/15/27	1,485,000	1,407,740
7.125% 3/15/26	309,000	314,850
7.125% 11/15/31	120,000	121,251
7.5% 5/15/31	785,000	812,127
7.875% 3/15/30	410,000	428,810
		12,570,370
Diversified Media - 0.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	405,000	379,712
Lamar Media Corp. 3.625% 1/15/31	1,145,000	1,036,809
		1,416,521
Energy - 14.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)	1,545,000	1,538,997
Apache Corp.:
4.25% 1/15/30	124,000	118,389
5.1% 9/1/40	341,000	301,592
5.25% 2/1/42	515,000	455,666
5.35% 7/1/49	85,000	72,514
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)	355,000	359,428
Baytex Energy Corp. 7.375% 3/15/32 (b)	280,000	289,992
Buckeye Partners LP 3.95% 12/1/26	1,145,000	1,112,409
California Resources Corp. 8.25% 6/15/29 (b)	695,000	716,842
Chesapeake Energy Corp. 6.75% 4/15/29 (b)	700,000	710,460
CNX Midstream Partners LP 4.75% 4/15/30 (b)	710,000	662,207
Continental Resources, Inc. 5.75% 1/15/31 (b)	930,000	943,161
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	350,000	354,827
CVR Energy, Inc. 5.75% 2/15/28 (b)	85,000	80,159
DCP Midstream Operating LP:
5.125% 5/15/29	1,650,000	1,677,052
5.6% 4/1/44	50,000	49,334
6.45% 11/3/36 (b)	215,000	233,367
8.125% 8/16/30	15,000	17,544
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)	430,000	452,135
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	450,000	457,919
Energy Transfer LP:
5.625% 5/1/27 (b)	1,098,000	1,100,643
7.375% 2/1/31 (b)	185,000	196,964
EnLink Midstream LLC 5.625% 1/15/28 (b)	460,000	468,472
EnLink Midstream Partners LP:
5.05% 4/1/45	145,000	127,511
5.45% 6/1/47	300,000	278,640
5.6% 4/1/44	508,000	480,196
EQM Midstream Partners LP:
5.5% 7/15/28	450,000	453,003
7.5% 6/1/27 (b)	355,000	365,850
EQT Corp. 3.9% 10/1/27	824,000	805,136
Genesis Energy LP/Genesis Energy Finance Corp. 7.875% 5/15/32	115,000	117,995
Global Partners LP/GLP Finance Corp. 7% 8/1/27	850,000	857,292
Harvest Midstream I LP 7.5% 5/15/32 (b)	860,000	904,079
Hess Midstream Operations LP:
5.125% 6/15/28 (b)	565,000	558,544
5.625% 2/15/26 (b)	297,000	296,186
6.5% 6/1/29 (b)	1,155,000	1,191,722
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25% 11/1/28 (b)	190,000	191,001
6.25% 4/15/32 (b)	1,000,000	996,591
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)	235,000	243,287
Kinetik Holdings LP:
5.875% 6/15/30 (b)	370,000	371,188
6.625% 12/15/28 (b)	395,000	407,001
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	320,000	331,402
Matador Resources Co. 6.5% 4/15/32 (b)	385,000	390,731
New Fortress Energy, Inc. 6.5% 9/30/26 (b)(c)	1,260,000	1,090,689
Occidental Petroleum Corp. 5.55% 3/15/26	830,000	836,831
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (c)	400,000	396,072
7.875% 9/15/30 (b)	285,000	296,361
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	95,000	95,000
6.25% 2/1/33 (b)	470,000	481,940
7% 1/15/32 (b)	630,000	660,877
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	545,000	505,911
4.95% 7/15/29 (b)	285,000	272,389
6.875% 4/15/40 (b)	110,000	106,622
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	535,000	564,735
Southwestern Energy Co. 5.375% 2/1/29	975,000	962,549
Sunnova Energy Corp. 11.75% 10/1/28 (b)	160,000	148,557
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	645,000	619,268
5.875% 3/15/28	105,000	105,102
6% 4/15/27	700,000	701,014
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	130,000	121,627
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	125,000	120,609
6% 3/1/27 (b)	556,000	554,430
6% 12/31/30 (b)	680,000	648,484
Talos Production, Inc. 9% 2/1/29 (b)	90,000	95,610
Transocean, Inc. 8.25% 5/15/29 (b)	455,000	460,633
Valaris Ltd. 8.375% 4/30/30 (b)	280,000	292,106
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	220,000	207,985
3.875% 11/1/33 (b)	180,000	160,121
4.125% 8/15/31 (b)	1,210,000	1,121,653
6.25% 1/15/30 (b)	1,255,000	1,304,841
Venture Global LNG, Inc. 8.125% 6/1/28 (b)	550,000	575,989
		35,245,433
Environmental - 1.2%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	425,000	434,313
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	635,000	631,700
6% 6/15/30 (b)(c)	110,000	111,346
GFL Environmental, Inc. 6.75% 1/15/31 (b)	1,195,000	1,248,271
Stericycle, Inc. 3.875% 1/15/29 (b)	460,000	446,666
		2,872,296
Food & Drug Retail - 1.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	1,880,000	1,741,160
4.625% 1/15/27 (b)	700,000	683,915
4.875% 2/15/30 (b)	500,000	488,681
6.5% 2/15/28 (b)	345,000	349,444
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	285,000	211,605
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	430,000	389,048
Parkland Corp. 6.625% 8/15/32 (b)	595,000	601,232
		4,465,085
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5% 12/15/28 (b)	350,000	264,391
Central Garden & Pet Co. 4.125% 4/30/31 (b)(c)	500,000	453,073
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)	1,725,000	1,588,943
Pilgrim's Pride Corp. 4.25% 4/15/31	500,000	471,325
Post Holdings, Inc. 5.625% 1/15/28 (b)	1,000,000	997,416
U.S. Foods, Inc.:
4.625% 6/1/30 (b)(c)	785,000	751,392
7.25% 1/15/32 (b)	180,000	190,001
		4,716,541
Gaming - 2.6%
Boyd Gaming Corp. 4.75% 12/1/27	650,000	637,824
Caesars Entertainment, Inc. 4.625% 10/15/29 (b)(c)	700,000	662,136
Churchill Downs, Inc. 5.75% 4/1/30 (b)	500,000	496,996
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	265,000	241,576
5.75% 7/21/28 (b)	400,000	380,833
MGM Resorts International 5.75% 6/15/25	310,000	309,959
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	95,000	97,916
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	360,000	355,378
4.5% 9/1/26 (b)	1,292,000	1,280,155
4.625% 6/15/25 (b)	155,000	153,630
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)(c)	1,745,000	1,733,394
		6,349,797
Healthcare - 6.5%
180 Medical, Inc. 3.875% 10/15/29 (b)(c)	585,000	548,582
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	500,000	467,231
4.625% 7/15/28 (b)	605,000	588,767
Centene Corp.:
2.45% 7/15/28	35,000	32,023
2.5% 3/1/31	695,000	590,006
3.375% 2/15/30	1,000,000	915,655
4.25% 12/15/27	710,000	694,167
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	830,000	777,756
4.25% 5/1/28 (b)	75,000	72,316
CHS/Community Health Systems, Inc. 4.75% 2/15/31 (b)	860,000	733,516
DaVita, Inc. 4.625% 6/1/30 (b)	320,000	301,728
Hologic, Inc.:
3.25% 2/15/29 (b)	560,000	517,183
4.625% 2/1/28 (b)	85,000	83,006
IQVIA, Inc. 5% 5/15/27 (b)	1,310,000	1,300,528
Jazz Securities DAC 4.375% 1/15/29 (b)	1,000,000	951,671
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	690,000	711,269
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	500,000	459,724
3.875% 5/15/32 (b)	740,000	663,950
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	775,000	740,914
5.125% 4/30/31 (b)	525,000	491,685
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	500,000	478,139
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	335,000	351,857
Teleflex, Inc. 4.25% 6/1/28 (b)	150,000	144,153
Tenet Healthcare Corp.:
4.625% 6/15/28	1,970,000	1,925,009
5.125% 11/1/27	1,245,000	1,234,166
		15,775,001
Homebuilders/Real Estate - 2.3%
Century Communities, Inc. 3.875% 8/15/29 (b)	215,000	199,196
Greystar Real Estate Partners 7.75% 9/1/30 (b)	80,000	85,126
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	730,000	699,307
8% 6/15/27 (b)	240,000	251,468
Kennedy-Wilson, Inc. 4.75% 2/1/30	355,000	313,265
LGI Homes, Inc. 8.75% 12/15/28 (b)	140,000	149,163
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	600,000	409,832
5% 10/15/27 (c)	1,471,000	1,248,472
5.25% 8/1/26 (c)	205,000	192,833
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	265,000	253,877
Service Properties Trust:
3.95% 1/15/28	40,000	33,990
5.5% 12/15/27	240,000	225,764
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	360,000	362,996
TopBuild Corp. 4.125% 2/15/32 (b)	380,000	345,870
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.75% 4/15/28 (b)	815,000	716,595
		5,487,754
Hotels - 1.8%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	565,000	506,428
4% 5/1/31 (b)	1,590,000	1,469,263
5.875% 4/1/29 (b)	1,085,000	1,105,692
Hilton Grand Vacations Borrower Escrow LLC:
5% 6/1/29 (b)(c)	500,000	472,737
6.625% 1/15/32 (b)	50,000	50,603
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	211,000	209,867
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	160,000	164,004
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	297,000	284,272
		4,262,866
Leisure - 2.2%
Amer Sports Co. 6.75% 2/16/31 (b)(c)	700,000	711,365
Carnival Corp. 7.625% 3/1/26 (b)	730,000	737,395
NCL Corp. Ltd. 8.375% 2/1/28 (b)	430,000	452,618
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	160,000	160,273
5.5% 8/31/26 (b)	1,745,000	1,747,473
5.5% 4/1/28 (b)	1,345,000	1,355,387
6.25% 3/15/32 (b)	215,000	222,034
		5,386,545
Metals/Mining - 2.5%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	85,000	89,389
Arsenal AIC Parent LLC 8% 10/1/30 (b)	105,000	112,890
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)(c)	960,000	881,648
6.75% 4/15/30 (b)(c)	370,000	375,118
ERO Copper Corp. 6.5% 2/15/30 (b)	415,000	404,413
FMG Resources August 2006 Pty Ltd. 4.5% 9/15/27 (b)	950,000	918,823
Mineral Resources Ltd. 8% 11/1/27 (b)	1,885,000	1,914,644
Novelis Corp. 3.875% 8/15/31 (b)	1,545,000	1,385,263
		6,082,188
Paper - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	575,000	521,696
6% 6/15/27 (b)	15,000	14,956
		536,652
Railroad - 0.1%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	345,000	352,614
Restaurants - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.875% 1/15/28 (b)	1,645,000	1,570,873
Garden SpinCo Corp. 8.625% 7/20/30 (b)	75,000	81,841
Yum! Brands, Inc.:
3.625% 3/15/31	2,380,000	2,184,490
4.625% 1/31/32	750,000	710,826
5.35% 11/1/43	85,000	82,171
		4,630,201
Services - 5.5%
ADT Corp.:
4.125% 8/1/29 (b)(c)	180,000	170,936
4.875% 7/15/32 (b)	175,000	166,353
AECOM 5.125% 3/15/27	1,010,000	1,010,957
Aramark Services, Inc. 5% 2/1/28 (b)(c)	830,000	814,095
ASGN, Inc. 4.625% 5/15/28 (b)	790,000	763,274
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)	795,000	764,296
4% 7/1/29 (b)	70,000	67,645
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	270,000	294,184
CoreCivic, Inc. 8.25% 4/15/29	215,000	226,807
Fair Isaac Corp. 4% 6/15/28 (b)(c)	915,000	873,840
Gartner, Inc.:
3.625% 6/15/29 (b)	100,000	94,413
3.75% 10/1/30 (b)	265,000	245,384
4.5% 7/1/28 (b)	410,000	402,660
Iron Mountain, Inc.:
4.875% 9/15/27 (b)	250,000	245,466
4.875% 9/15/29 (b)	2,430,000	2,358,480
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	1,270,000	1,202,430
Service Corp. International 5.125% 6/1/29	1,345,000	1,329,133
Sotheby's 7.375% 10/15/27 (b)	155,000	148,017
The GEO Group, Inc. 8.625% 4/15/29	260,000	269,717
TriNet Group, Inc.:
3.5% 3/1/29 (b)	295,000	272,898
7.125% 8/15/31 (b)	180,000	186,678
Uber Technologies, Inc. 4.5% 8/15/29 (b)(c)	1,395,000	1,368,125
		13,275,788
Steel - 0.1%
Commercial Metals Co. 3.875% 2/15/31	375,000	340,173
Super Retail - 3.0%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)(c)	1,060,000	1,009,188
5% 2/15/32 (b)	325,000	306,102
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)(c)	1,145,000	1,159,304
6.875% 11/1/35 (c)	580,000	599,054
EG Global Finance PLC 12% 11/30/28 (b)	620,000	676,310
Gap, Inc. 3.875% 10/1/31 (b)	680,000	587,436
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	225,000	228,895
Hanesbrands, Inc. 4.875% 5/15/26 (b)	635,000	630,590
Levi Strauss & Co. 3.5% 3/1/31 (b)(c)	760,000	685,587
Nordstrom, Inc. 4.375% 4/1/30 (c)	650,000	596,922
Sally Holdings LLC 6.75% 3/1/32	235,000	239,717
The William Carter Co. 5.625% 3/15/27 (b)	574,000	572,980
		7,292,085
Technology - 6.3%
Acuris Finance U.S. 5% 5/1/28 (b)	335,000	299,883
Block, Inc.:
2.75% 6/1/26 (c)	180,000	172,870
6.5% 5/15/32 (b)	460,000	477,026
Broadcom, Inc. 2.45% 2/15/31 (b)	525,000	458,081
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	220,000	221,097
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	350,000	361,372
Coherent Corp. 5% 12/15/29 (b)(c)	690,000	667,219
Crowdstrike Holdings, Inc. 3% 2/15/29	305,000	279,496
Elastic NV 4.125% 7/15/29 (b)	205,000	190,997
Entegris, Inc.:
3.625% 5/1/29 (b)	1,000,000	920,717
4.375% 4/15/28 (b)	1,045,000	1,003,770
Gen Digital, Inc. 5% 4/15/25 (b)	500,000	498,077
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	750,000	697,357
5.25% 12/1/27 (b)	700,000	696,900
Lightning Power LLC 7.25% 8/15/32 (b)	220,000	227,325
Match Group Holdings II LLC:
3.625% 10/1/31 (b)(c)	285,000	253,069
4.125% 8/1/30 (b)	850,000	782,966
ON Semiconductor Corp. 3.875% 9/1/28 (b)	310,000	294,612
Open Text Corp.:
3.875% 2/15/28 (b)	1,375,000	1,303,667
3.875% 12/1/29 (b)	600,000	553,147
Qorvo, Inc. 4.375% 10/15/29	475,000	457,425
Roblox Corp. 3.875% 5/1/30 (b)	445,000	409,955
Seagate HDD Cayman:
5.75% 12/1/34	300,000	300,171
8.25% 12/15/29	1,225,000	1,327,802
Sensata Technologies BV 4% 4/15/29 (b)	555,000	522,553
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	665,000	600,466
TTM Technologies, Inc. 4% 3/1/29 (b)	680,000	641,756
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	360,000	320,305
VM Consolidated, Inc. 5.5% 4/15/29 (b)	295,000	287,101
		15,227,182
Telecommunications - 3.7%
Altice France SA 5.125% 7/15/29 (b)	550,000	383,728
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	1,354,000	1,332,957
Cogent Communications Group, Inc. 7% 6/15/27 (b)	415,000	420,015
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	1,145,000	1,099,427
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	770,000	621,847
Level 3 Financing, Inc.:
10.5% 5/15/30 (b)	550,000	589,309
11% 11/15/29 (b)	131,422	144,079
Millicom International Cellular SA 5.125% 1/15/28 (b)	900,000	870,417
SBA Communications Corp.:
3.125% 2/1/29	1,345,000	1,237,691
3.875% 2/15/27	350,000	338,585
ViaSat, Inc. 5.625% 9/15/25 (b)	360,000	356,413
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	1,845,000	1,629,324
		9,023,792
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	95,000	82,701
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	60,000	56,500
		139,201
Transportation Ex Air/Rail - 0.2%
XPO, Inc.:
6.25% 6/1/28 (b)	280,000	285,662
7.125% 2/1/32 (b)	145,000	151,695
		437,357
Utilities - 4.2%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	675,000	612,479
4.75% 3/15/28 (b)	145,000	140,868
DPL, Inc. 4.35% 4/15/29	400,000	373,978
FirstEnergy Corp. 2.25% 9/1/30 (c)	1,225,000	1,065,799
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	71,000	70,392
7.25% 1/15/29 (b)(c)	395,000	413,553
NRG Energy, Inc.:
5.25% 6/15/29 (b)	626,000	618,806
5.75% 1/15/28	659,000	659,148
6.625% 1/15/27	169,000	169,230
PG&E Corp. 5% 7/1/28	1,440,000	1,410,384
TerraForm Power Operating LLC % (b)	809,000	793,684
TransAlta Corp. 6.5% 3/15/40	270,000	280,436
Vertiv Group Corp. 4.125% 11/15/28 (b)	445,000	427,178
Vistra Operations Co. LLC:
5% 7/31/27 (b)	1,350,000	1,336,224
5.5% 9/1/26 (b)	1,022,000	1,019,845
5.625% 2/15/27 (b)	480,000	479,278
7.75% 10/15/31 (b)	200,000	212,804
		10,084,086
TOTAL NONCONVERTIBLE BONDS		218,602,088
TOTAL CORPORATE BONDS (Cost $221,132,764)		219,759,846

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
Broadcasting - 0.0%
Diamond Sports Group LLC term loan 10% 8/2/27 (f)	44,423	56,639
Consumer Products - 0.0%
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 7/8/31 (d)(f)(g)	15,000	14,969
Metals/Mining - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (d)(f)(g)	258,002	203,305
Services - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 12/21/28 (d)(f)(g)	127,400	127,692
Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/20/31 (d)(f)(g)	160,875	160,968
TOTAL BANK LOAN OBLIGATIONS (Cost $577,198)		563,573

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
Air Transportation - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (d)	650,000	664,158
Banks & Thrifts - 0.8%
Ally Financial, Inc. 4.7% (d)(h)	1,300,000	1,184,276
Citigroup, Inc. 7.125% (d)(h)	430,000	447,917
Wells Fargo & Co. 7.625% (c)(d)(h)	270,000	294,560
TOTAL BANKS & THRIFTS		1,926,753
Diversified Financial Services - 0.2%
Charles Schwab Corp.:
4% (d)(h)	355,000	312,441
5.375% (d)(h)	175,000	175,937
TOTAL DIVERSIFIED FINANCIAL SERVICES		488,378
TOTAL PREFERRED SECURITIES (Cost $3,099,712)		3,079,289

Money Market Funds - 11.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	14,468,643	14,471,537
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	12,363,301	12,364,537
TOTAL MONEY MARKET FUNDS (Cost $26,834,136)		26,836,074

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $251,643,810)	250,238,782
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(9,093,468)
NET ASSETS - 100.0%	241,145,314

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $159,802,989 or 66.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	29,184,776	87,594,817	102,308,131	1,366,220	75	-	14,471,537	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	27,028,145	14,663,607	12,339	-	(1)	12,364,537	0.1%
Total	29,184,776	114,622,962	116,971,738	1,378,559	75	(1)	26,836,074

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	219,759,846	-	219,759,846	-

Bank Loan Obligations	563,573	-	563,573	-

Preferred Securities	3,079,289	-	3,079,289	-

Money Market Funds	26,836,074	26,836,074	-	-
Total Investments in Securities:	250,238,782	26,836,074	223,402,708	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $11,916,993) - See accompanying schedule:
Unaffiliated issuers (cost $224,809,674)	$223,402,708
Fidelity Central Funds (cost $26,834,136)	26,836,074

Total Investment in Securities (cost $251,643,810)		$250,238,782
Cash		69,177
Receivable for investments sold		559
Interest receivable		3,199,134
Distributions receivable from Fidelity Central Funds		72,698
Total assets		253,580,350
Liabilities
Payable for investments purchased	$69,257
Other payables and accrued expenses	1,242
Collateral on securities loaned	12,364,537
Total liabilities		12,435,036
Net Assets		$241,145,314
Net Assets consist of:
Paid in capital		$257,293,583
Total accumulated earnings (loss)		(16,148,269)
Net Assets		$241,145,314
Net Asset Value, offering price and redemption price per share ($241,145,314 ÷ 2,736,607 shares)		$88.12
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$278,596
Interest		19,051,268
Income from Fidelity Central Funds (including $12,339 from security lending)		1,378,559
Total income		20,708,423
Expenses
Custodian fees and expenses	$2,389
Independent trustees' fees and expenses	1,736
Miscellaneous	3
Total expenses before reductions	4,128
Expense reductions	(1,292)
Total expenses after reductions		2,836
Net Investment income (loss)		20,705,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,982,802)
Redemptions in-kind	(5,913,441)
Fidelity Central Funds	75
Total net realized gain (loss)		(7,896,168)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	21,766,380
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		21,766,379
Net gain (loss)		13,870,211
Net increase (decrease) in net assets resulting from operations		$34,575,798
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,705,587	$18,793,308
Net realized gain (loss)	(7,896,168)	(9,874,728)
Change in net unrealized appreciation (depreciation)	21,766,379	9,704,991
Net increase (decrease) in net assets resulting from operations	34,575,798	18,623,571
Distributions to shareholders	(20,358,240)	(18,400,365)

Affiliated share transactions
Proceeds from sales of shares	75,000,000	10,000,000
Reinvestment of distributions	19,363,097	18,400,158
Cost of shares redeemed	(228,742,015)	(74,608)

Net increase (decrease) in net assets resulting from share transactions	(134,378,918)	28,325,550
Total increase (decrease) in net assets	(120,161,360)	28,548,756

Net Assets
Beginning of period	361,306,674	332,757,918
End of period	$241,145,314	$361,306,674

Other Information
Shares
Sold	886,194	118,371
Issued in reinvestment of distributions	227,078	220,333
Redeemed	(2,687,289)	(900)
Net increase (decrease)	(1,574,017)	337,804

Financial Highlights
Fidelity® Specialized High Income Central Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$83.82	$83.76	$100.89	$100.01	$102.28
Income from Investment Operations
Net investment income (loss) A,B	5.075	4.570	4.198	4.670	5.162
Net realized and unrealized gain (loss)	4.164	(.039)	(13.727)	1.582	(1.042)
Total from investment operations	9.239	4.531	(9.529)	6.252	4.120
Distributions from net investment income	(4.939)	(4.471)	(4.181)	(4.623)	(5.093)
Distributions from net realized gain	-	-	(3.420)	(.749)	(1.297)
Total distributions	(4.939)	(4.471)	(7.601)	(5.372)	(6.390)
Net asset value, end of period	$88.12	$83.82	$83.76	$100.89	$100.01
Total Return C	11.37%	5.56%	(9.98)%	6.46%	4.25%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	5.93%	5.48%	4.61%	4.67%	5.20%
Supplemental Data
Net assets, end of period (000 omitted)	$241,145	$361,307	$332,758	$361,517	$531,050
Portfolio turnover rate G	17 % H	23%	23%	55%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, partnerships, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,421,305
Gross unrealized depreciation	(5,887,255)
Net unrealized appreciation (depreciation)	$(1,465,950)
Tax Cost	$251,704,732

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(14,636,993)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,465,950)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,577,861)
Long-term	(13,059,132)
Total capital loss carryforward	$(14,636,993)

Due to large redemptions in the period, approximately $11,543,406 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $7,670,522 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$20,358,240	$18,400,365

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Specialized High Income Central Fund	148,515,670	52,439,023
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Specialized High Income Central Fund	2,687,289	(5,913,441)	228,742,015
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Specialized High Income Central Fund	1,298	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,292.
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Specialized High Income Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 1.30% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $17,425,347 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $20,358,240 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Robert A. Lawrence
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Vijay C. Advani
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Thomas P. Bostick
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Donald F. Donahue
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Vicki L. Fuller
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Patricia L. Kampling
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Thomas A. Kennedy
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Oscar Munoz
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Karen B. Peetz
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
David M. Thomas
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Susan Tomasky
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Michael E. Wiley
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Specialized High Income Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Directors), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and considered the fund's underperformance for different time periods ended February 29, 2024. The Board noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.820817.119
SHI-ANN-1024
Fidelity® High Income Central Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® High Income Central Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 79.2%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.4%
Broadcasting - 1.1%
DISH Network Corp.:
0% 12/15/25	3,263,000	2,430,935
3.375% 8/15/26	20,439,000	12,725,087
		15,156,022
Diversified Financial Services - 0.2%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	40,000	36,340
New Cotai LLC 5% 2/24/27 (c)	1,716,270	3,076,585
		3,112,925
Technology - 0.1%
Wolfspeed, Inc. 1.875% 12/1/29	2,949,000	1,124,169
TOTAL CONVERTIBLE BONDS		19,393,116
Nonconvertible Bonds - 77.8%
Aerospace - 3.1%
AAR Escrow Issuer LLC 6.75% 3/15/29 (b)	2,285,000	2,365,325
ATI, Inc.:
4.875% 10/1/29	1,205,000	1,168,469
5.125% 10/1/31	845,000	812,720
5.875% 12/1/27 (d)	2,480,000	2,484,876
Bombardier, Inc.:
6% 2/15/28 (b)	1,450,000	1,450,774
7% 6/1/32 (b)	1,395,000	1,452,182
7.25% 7/1/31 (b)	1,920,000	2,015,405
7.875% 4/15/27 (b)	3,053,000	3,063,383
Moog, Inc. 4.25% 12/15/27 (b)	735,000	707,941
TransDigm, Inc.:
5.5% 11/15/27	10,450,000	10,358,563
6.375% 3/1/29 (b)	5,680,000	5,853,586
6.625% 3/1/32 (b)	2,160,000	2,246,335
6.875% 12/15/30 (b)	4,905,000	5,121,958
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (b)	4,250,000	3,485,050
Wesco Aircraft Holdings, Inc. 8.5% (b)(e)	1,585,000	221,900
		42,808,467
Air Transportation - 0.6%
Air Canada 3.875% 8/15/26 (b)	2,110,000	2,036,010
Allegiant Travel Co. 7.25% 8/15/27 (b)(d)	1,545,000	1,466,814
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	4,225,000	2,638,586
United Airlines, Inc. 4.625% 4/15/29 (b)	1,650,000	1,570,636
		7,712,046
Automotive & Auto Parts - 1.4%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	1,745,000	1,777,071
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,850,784
3.625% 6/17/31	2,480,000	2,197,325
Hudson Automotive Group 8% 5/15/32 (b)	825,000	870,167
LCM Investments Holdings 4.875% 5/1/29 (b)(d)	3,665,000	3,491,289
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	440,000	457,913
6.5% 3/26/31 (b)	675,000	711,689
8.375% 5/1/28 (b)	2,010,000	2,129,663
McLaren Finance PLC 7.5% 8/1/26 (b)	3,035,000	2,666,235
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)	1,770,000	1,634,269
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	1,675,000	1,754,780
		19,541,185
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	20,040
8% 11/1/31	2,573,000	2,935,466
8% 11/1/31	3,758,000	4,289,018
Aretec Group, Inc. 10% 8/15/30 (b)	4,615,000	4,981,976
Jane Street Group LLC/JSG Finance, Inc. 7.125% 4/30/31 (b)	2,805,000	2,945,923
		15,172,423
Broadcasting - 2.4%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (b)	2,590,000	2,183,948
7.75% 4/15/28 (b)	1,370,000	1,194,091
7.875% 4/1/30 (b)(d)	4,440,000	4,639,165
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	2,515,000	31,438
Gray Television, Inc. 5.375% 11/15/31 (b)	2,970,000	1,701,192
iHeartCommunications, Inc. 9% (c)(e)	780,000	0
Nexstar Media, Inc. 5.625% 7/15/27 (b)	2,755,000	2,692,204
Scripps Escrow II, Inc.:
3.875% 1/15/29 (b)	2,170,000	1,399,065
5.375% 1/15/31 (b)	1,130,000	507,735
Scripps Escrow, Inc. 5.875% 7/15/27 (b)	1,780,000	1,274,027
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)	2,155,000	1,934,291
5% 8/1/27 (b)	4,295,000	4,198,390
Univision Communications, Inc.:
6.625% 6/1/27 (b)	5,150,000	5,097,586
7.375% 6/30/30 (b)(d)	3,455,000	3,316,247
8.5% 7/31/31 (b)(d)	3,495,000	3,488,059
		33,657,438
Building Materials - 1.8%
Acproducts Holdings, Inc. 6.375% 5/15/29 (b)	3,465,000	1,761,699
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	505,000	497,193
6.375% 6/15/30 (b)	2,270,000	2,307,444
Builders FirstSource, Inc. 6.375% 3/1/34 (b)	4,935,000	5,066,550
EMRLD Borrower LP / Emerald Co.:
6.625% 12/15/30 (b)	5,505,000	5,637,307
6.75% 7/15/31 (b)	1,590,000	1,638,484
MasterBrand, Inc. 7% 7/15/32 (b)	1,055,000	1,086,656
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	1,065,000	1,094,448
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)	590,000	559,384
Wesco Distribution, Inc. 6.625% 3/15/32 (b)	4,935,000	5,084,007
		24,733,172
Cable/Satellite TV - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	3,730,000	3,007,912
4.5% 6/1/33 (b)(d)	4,415,000	3,690,942
4.75% 3/1/30 (b)	5,200,000	4,739,950
CSC Holdings LLC:
3.375% 2/15/31 (b)	3,305,000	2,125,256
4.125% 12/1/30 (b)	2,590,000	1,707,995
4.5% 11/15/31 (b)	2,175,000	1,446,501
4.625% 12/1/30 (b)	5,895,000	2,304,911
5% 11/15/31 (b)	2,290,000	852,646
5.75% 1/15/30 (b)	3,690,000	1,459,670
7.5% 4/1/28 (b)	4,545,000	2,329,620
DISH DBS Corp. 5.75% 12/1/28 (b)	1,465,000	1,127,182
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (b)	2,820,000	2,234,215
6.5% 9/15/28 (b)	4,005,000	2,154,518
VZ Secured Financing BV 5% 1/15/32 (b)	6,990,000	6,324,039
Ziggo Bond Co. BV 5.125% 2/28/30 (b)	1,155,000	1,042,323
Ziggo BV 4.875% 1/15/30 (b)	1,730,000	1,612,909
		38,160,589
Chemicals - 2.8%
Avient Corp. 5.75% 5/15/25 (b)	1,970,000	1,971,330
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	2,445,000	2,405,780
Consolidated Energy Finance SA 12% 2/15/31 (b)	2,105,000	2,071,796
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	3,010,000	2,921,874
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(f)	6,510,262	5,338,415
LSB Industries, Inc. 6.25% 10/15/28 (b)	270,000	264,596
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	2,650,000	2,417,073
9% 2/15/30 (b)	2,100,000	2,255,679
Olympus Water U.S. Holding Corp.:
7.125% 10/1/27 (b)	1,560,000	1,581,686
9.75% 11/15/28 (b)	1,805,000	1,922,664
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	2,630,000	2,506,048
6.625% 5/1/29 (b)	1,755,000	1,679,491
The Chemours Co. LLC:
4.625% 11/15/29 (b)(d)	3,085,000	2,713,906
5.375% 5/15/27	1,415,000	1,374,915
Tronox, Inc. 4.625% 3/15/29 (b)(d)	2,210,000	2,014,036
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	3,255,000	3,183,057
5.625% 8/15/29 (b)	2,375,000	2,202,200
		38,824,546
Consumer Products - 0.7%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,539,033
Gannett Holdings LLC 6% 11/1/26 (b)	1,390,000	1,388,672
Mattel, Inc. 3.375% 4/1/26 (b)	745,000	723,789
The Scotts Miracle-Gro Co. 4% 4/1/31	1,495,000	1,339,353
TKC Holdings, Inc. 10.5% 5/15/29 (b)	4,209,000	4,198,403
		9,189,250
Containers - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(f)	2,525,000	581,702
Berry Global, Inc.:
4.5% 2/15/26 (b)	2,134,000	2,103,436
4.875% 7/15/26 (b)	631,000	624,355
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	1,430,000	1,413,307
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	1,185,000	1,095,992
		5,818,792
Diversified Financial Services - 3.0%
Boost Newco Borrower LLC 7.5% 1/15/31 (b)	6,510,000	6,941,288
Coinbase Global, Inc. 3.625% 10/1/31 (b)(d)	6,085,000	5,014,384
Fortress Transportation & Infrastructure Investors LLC:
7% 5/1/31 (b)	2,815,000	2,948,552
7% 6/15/32 (b)	2,000,000	2,092,382
GGAM Finance Ltd. 6.875% 4/15/29 (b)	1,690,000	1,743,987
Gn Bondco LLC 9.5% 10/15/31 (b)(d)	2,995,000	3,048,528
Hightower Holding LLC 6.75% 4/15/29 (b)	970,000	926,078
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	5,970,000	5,753,588
9% 6/15/30 (b)	5,580,000	5,645,855
MSCI, Inc. 4% 11/15/29 (b)(d)	2,265,000	2,164,096
OneMain Finance Corp.:
7.125% 3/15/26	3,460,000	3,525,508
7.125% 11/15/31	1,380,000	1,394,392
		41,198,638
Diversified Media - 0.6%
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.5% 2/15/28 (b)	7,650,000	2,983,500
CMG Media Corp. 8.875% 12/15/27 (b)	6,280,000	3,328,400
Lamar Media Corp. 4.875% 1/15/29	1,980,000	1,944,629
		8,256,529
Energy - 10.2%
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (b)	2,475,000	2,485,452
6.875% 4/1/27 (b)	252,000	253,831
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,235,000	1,223,723
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25% 7/15/32 (b)	2,120,000	2,222,784
California Resources Corp. 8.25% 6/15/29 (b)	3,220,000	3,321,195
Canacol Energy Ltd. 5.75% 11/24/28 (b)	3,172,000	1,827,865
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	2,610,000	2,624,686
7% 6/15/25 (b)	6,180,000	6,183,733
CNX Resources Corp.:
6% 1/15/29 (b)	1,185,000	1,188,272
7.25% 3/1/32 (b)	1,885,000	1,973,738
7.375% 1/15/31 (b)	1,685,000	1,760,837
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	1,595,000	1,507,948
6.75% 3/1/29 (b)	3,485,000	3,427,985
6.75% 3/1/29 (b)	2,110,000	2,070,439
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (b)	7,280,000	7,136,880
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	830,000	841,447
CVR Energy, Inc. 5.75% 2/15/28 (b)	3,995,000	3,767,456
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	1,520,000	1,531,786
8.625% 3/15/29 (b)	1,385,000	1,456,296
DT Midstream, Inc.:
4.125% 6/15/29 (b)(d)	2,545,000	2,417,724
4.375% 6/15/31 (b)(d)	2,545,000	2,391,373
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	4,185,000	4,258,643
Energy Transfer LP 5.75% 4/1/25	1,045,000	1,044,182
EnLink Midstream LLC:
5.625% 1/15/28 (b)	1,060,000	1,079,523
6.5% 9/1/30 (b)	2,150,000	2,298,578
EQT Corp. 3.625% 5/15/31 (b)	1,720,000	1,562,116
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	820,000	852,448
Harvest Midstream I LP 7.5% 9/1/28 (b)	5,565,000	5,695,243
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,560,000	1,474,388
5.125% 6/15/28 (b)	2,905,000	2,871,804
5.5% 10/15/30 (b)	920,000	911,450
5.625% 2/15/26 (b)	6,900,000	6,881,096
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)	3,035,000	3,142,020
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)	2,685,000	2,641,369
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	2,915,000	2,629,877
MEG Energy Corp. 5.875% 2/1/29 (b)	4,235,000	4,193,613
New Fortress Energy, Inc. 6.75% 9/15/25 (b)	4,431,000	4,320,837
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	3,455,000	3,532,579
8.75% 6/15/31 (b)	1,840,000	1,965,346
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	747,155
4.4% 4/15/46	1,750,000	1,435,799
4.5% 7/15/44	815,000	658,634
6.6% 3/15/46	2,590,000	2,796,669
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (d)	2,320,000	2,297,219
7.875% 9/15/30 (b)	3,835,000	3,987,875
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	2,610,000	2,610,000
6.25% 2/1/33 (b)	3,665,000	3,758,105
Southwestern Energy Co.:
4.75% 2/1/32	2,135,000	2,023,515
5.375% 2/1/29	1,625,000	1,604,248
Sunoco Logistics Partners, LP 7.25% 5/1/32 (b)	1,515,000	1,602,346
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	2,280,000	2,189,041
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (b)	2,370,000	2,260,159
Transocean, Inc.:
8.25% 5/15/29 (b)	1,405,000	1,422,394
8.5% 5/15/31 (b)	1,405,000	1,425,665
Tullow Oil PLC 10.25% 5/15/26 (b)	4,650,000	4,499,805
Venture Global Calcasieu Pass LLC 3.875% 8/15/29 (b)	2,220,000	2,098,753
Viper Energy, Inc. 5.375% 11/1/27 (b)	1,105,000	1,095,038
		141,482,982
Environmental - 0.5%
Madison IAQ LLC:
4.125% 6/30/28 (b)	1,795,000	1,707,942
5.875% 6/30/29 (b)	2,775,000	2,644,323
Reworld Holding Corp. 4.875% 12/1/29 (b)	1,355,000	1,257,326
Stericycle, Inc. 3.875% 1/15/29 (b)	1,645,000	1,597,315
		7,206,906
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	1,655,000	1,532,776
4.875% 2/15/30 (b)	6,890,000	6,734,029
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	1,470,000	1,091,436
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	3,025,000	2,736,907
		12,095,148
Food/Beverage/Tobacco - 2.6%
BellRing Brands, Inc. 7% 3/15/30 (b)	845,000	877,601
C&S Group Enterprises LLC 5% 12/15/28 (b)	1,905,000	1,439,044
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (b)	1,465,000	1,415,659
7.625% 7/1/29 (b)	2,700,000	2,829,233
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)	1,215,000	1,278,181
Kraft Heinz Foods Co. 5.5% 6/1/50	855,000	853,028
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (b)	2,290,000	2,131,611
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	1,350,000	1,274,042
5.5% 10/15/27 (b)	5,775,000	5,742,091
Post Holdings, Inc.:
4.625% 4/15/30 (b)	625,000	594,006
6.25% 2/15/32 (b)	3,715,000	3,809,773
TreeHouse Foods, Inc. 4% 9/1/28	860,000	794,984
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	4,345,000	4,296,859
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	1,110,000	1,062,478
4.75% 2/15/29 (b)	3,100,000	3,022,643
6.875% 9/15/28 (b)	2,795,000	2,907,434
7.25% 1/15/32 (b)	1,550,000	1,636,123
		35,964,790
Gaming - 2.8%
Caesars Entertainment, Inc.:
4.625% 10/15/29 (b)(d)	2,860,000	2,705,300
6.5% 2/15/32 (b)	3,790,000	3,894,721
8.125% 7/1/27 (b)	6,225,000	6,357,219
Churchill Downs, Inc. 5.75% 4/1/30 (b)	4,380,000	4,353,681
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	2,925,000	2,736,347
6.75% 1/15/30 (b)	1,410,000	1,267,531
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	1,245,000	1,187,734
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	1,075,000	1,131,986
Station Casinos LLC:
4.625% 12/1/31 (b)	3,685,000	3,420,830
6.625% 3/15/32 (b)	4,450,000	4,539,330
Studio City Finance Ltd. 6.5% 1/15/28 (b)	2,155,000	2,070,820
VICI Properties LP / VICI Note Co. 4.625% 6/15/25 (b)	5,180,000	5,134,208
		38,799,707
Healthcare - 6.9%
1375209 BC Ltd. 9% 1/30/28 (b)	1,023,000	994,201
AHP Health Partners, Inc. 5.75% 7/15/29 (b)	2,665,000	2,577,199
Avantor Funding, Inc.:
3.875% 11/1/29 (b)(d)	2,290,000	2,139,918
4.625% 7/15/28 (b)	1,915,000	1,863,619
Centene Corp.:
3.375% 2/15/30	2,690,000	2,463,113
4.625% 12/15/29	1,825,000	1,775,528
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	740,000	693,421
4% 3/15/31 (b)	2,080,000	1,914,163
4.25% 5/1/28 (b)	735,000	708,697
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	11,675,000	9,957,904
5.25% 5/15/30 (b)	4,900,000	4,393,509
6.125% 4/1/30 (b)	5,840,000	4,624,725
6.875% 4/15/29 (b)	2,815,000	2,422,394
10.875% 1/15/32 (b)	2,785,000	3,014,821
DaVita, Inc.:
3.75% 2/15/31 (b)	2,495,000	2,220,803
4.625% 6/1/30 (b)	2,580,000	2,432,680
6.875% 9/1/32 (b)	1,385,000	1,416,936
Encompass Health Corp. 5.75% 9/15/25	2,662,000	2,656,919
Endo Finance Holdings, Inc. 8.5% 4/15/31 (b)(d)	2,040,000	2,166,032
HealthEquity, Inc. 4.5% 10/1/29 (b)	1,005,000	959,094
Hologic, Inc. 3.25% 2/15/29 (b)(d)	2,525,000	2,331,941
IQVIA, Inc. 6.5% 5/15/30 (b)(d)	1,875,000	1,945,268
Jazz Securities DAC 4.375% 1/15/29 (b)	1,980,000	1,884,308
Medline Borrower LP 3.875% 4/1/29 (b)	2,005,000	1,893,859
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	2,105,000	2,169,887
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	2,430,000	2,234,256
3.875% 5/15/32 (b)	3,315,000	2,974,315
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,005,000	2,872,835
5.125% 4/30/31 (b)(d)	2,995,000	2,804,948
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(f)	2,079,874	1,999,279
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	2,950,000	3,098,441
Tenet Healthcare Corp.:
4.375% 1/15/30	6,565,000	6,276,498
6.125% 10/1/28	7,085,000	7,098,036
6.125% 6/15/30	3,680,000	3,737,496
6.875% 11/15/31	330,000	359,135
		95,076,178
Homebuilders/Real Estate - 2.1%
Arcosa, Inc. 4.375% 4/15/29 (b)	1,425,000	1,351,359
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (b)	1,380,000	1,306,744
6.625% 1/15/28 (b)	40,000	40,293
Kennedy-Wilson, Inc.:
4.75% 3/1/29 (d)	2,190,000	1,976,824
5% 3/1/31	2,190,000	1,905,043
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	700,000	478,137
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	2,220,000	2,312,379
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	2,985,000	2,142,449
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	2,705,000	1,886,041
Starwood Property Trust, Inc. 4.75% 3/15/25	2,420,000	2,404,119
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	2,945,000	2,969,511
TRI Pointe Homes, Inc. 5.7% 6/15/28 (d)	795,000	799,770
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	2,035,000	1,789,289
6.5% 2/15/29 (b)	3,300,000	2,526,419
10.5% 2/15/28 (b)	4,250,000	4,360,738
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (b)	1,185,000	1,149,146
		29,398,261
Hotels - 1.2%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	5,095,000	5,512,123
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,470,000	1,317,610
3.75% 5/1/29 (b)(d)	1,650,000	1,552,084
5.375% 5/1/25 (b)	3,525,000	3,515,213
6.125% 4/1/32 (b)	1,250,000	1,281,584
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	2,120,000	2,106,523
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	925,000	948,149
		16,233,286
Insurance - 1.9%
Acrisure LLC / Acrisure Finance, Inc.:
7.5% 11/6/30 (b)	2,105,000	2,160,576
8.5% 6/15/29 (b)	2,595,000	2,694,843
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
5.875% 11/1/29 (b)	3,030,000	2,949,830
6.75% 10/15/27 (b)	9,895,000	9,846,765
AmWINS Group, Inc. 4.875% 6/30/29 (b)	1,400,000	1,334,573
AssuredPartners, Inc. 5.625% 1/15/29 (b)	1,445,000	1,380,935
HUB International Ltd. 7.25% 6/15/30 (b)	6,190,000	6,463,889
		26,831,411
Leisure - 1.6%
Carnival Corp. 5.75% 3/1/27 (b)	5,135,000	5,152,007
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	735,000	734,599
7.75% 2/15/29 (b)	2,575,000	2,748,004
NCL Finance Ltd. 6.125% 3/15/28 (b)	910,000	920,624
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	4,375,000	4,297,854
5.375% 7/15/27 (b)	1,975,000	1,978,375
6% 2/1/33 (b)	4,100,000	4,199,991
6.25% 3/15/32 (b)	1,805,000	1,864,056
Viking Cruises Ltd. 9.125% 7/15/31 (b)	895,000	981,866
		22,877,376
Metals/Mining - 2.5%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (b)	2,670,000	2,543,823
7.125% 3/15/31 (b)	555,000	583,656
Alpha Natural Resources, Inc. 9.75% (c)(e)	1,099,000	0
Arsenal AIC Parent LLC 8% 10/1/30 (b)	910,000	978,382
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)(d)	5,175,000	5,197,023
ERO Copper Corp. 6.5% 2/15/30 (b)	8,865,000	8,638,854
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	2,360,000	2,334,182
9.375% 3/1/29 (b)	1,600,000	1,702,406
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31 (b)	1,615,000	1,481,724
5.875% 4/15/30 (b)	2,755,000	2,750,641
HudBay Minerals, Inc. 6.125% 4/1/29 (b)	4,755,000	4,799,207
Mineral Resources Ltd.:
8% 11/1/27 (b)	2,835,000	2,879,583
8.5% 5/1/30 (b)	680,000	707,139
		34,596,620
Paper - 0.7%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	1,770,000	1,663,588
Berry Global, Inc. 5.625% 7/15/27 (b)	1,110,000	1,108,288
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,070,000	1,068,531
8.75% 4/15/30 (b)	6,430,000	6,415,606
		10,256,013
Railroad - 0.3%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)(d)	4,225,000	4,318,242
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)	7,635,000	6,993,517
CEC Entertainment LLC 6.75% 5/1/26 (b)	2,250,000	2,242,517
KFC Holding Co./Pizza Hut Holding LLC/Taco Bell of America LLC 4.75% 6/1/27 (b)	1,325,000	1,306,914
Papa John's International, Inc. 3.875% 9/15/29 (b)(d)	870,000	795,588
Yum! Brands, Inc. 4.625% 1/31/32	2,585,000	2,449,981
		13,788,517
Services - 5.6%
Allied Universal Holdco LLC 7.875% 2/15/31 (b)(g)	4,105,000	4,167,739
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (b)	1,050,000	934,585
Artera Services LLC 8.5% 2/15/31 (b)	2,765,000	2,768,144
ASGN, Inc. 4.625% 5/15/28 (b)	5,875,000	5,676,247
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	1,328,000	1,229,844
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (b)	1,470,000	1,346,872
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	3,910,000	4,260,227
Camelot Finance SA 4.5% 11/1/26 (b)	2,285,000	2,234,279
CoreCivic, Inc. 8.25% 4/15/29	2,225,000	2,347,190
CoreLogic, Inc. 4.5% 5/1/28 (b)	4,470,000	4,183,075
Garda World Security Corp. 8.25% 8/1/32 (b)	2,495,000	2,535,798
Hertz Corp.:
4.625% 12/1/26 (b)	1,680,000	1,318,701
5% 12/1/29 (b)	2,190,000	1,477,490
5.5% (b)(c)(e)	3,155,000	102,538
6% (b)(c)(e)	3,900,000	351,000
6.25% (c)(e)	2,880,000	93,600
7.125% (b)(c)(e)	3,980,000	358,200
OpenLane, Inc. 5.125% 6/1/25 (b)	96,000	95,652
Sabre GLBL, Inc. 8.625% 6/1/27 (b)	3,128,000	3,006,986
Service Corp. International 5.125% 6/1/29 (d)	1,845,000	1,823,235
Staples, Inc. 10.75% 9/1/29 (b)	1,400,000	1,318,667
The Brink's Co.:
6.5% 6/15/29 (b)(d)	2,605,000	2,695,498
6.75% 6/15/32 (b)	2,725,000	2,834,583
The GEO Group, Inc.:
8.625% 4/15/29	1,310,000	1,358,958
10.25% 4/15/31	1,920,000	2,028,446
Uber Technologies, Inc.:
4.5% 8/15/29 (b)(d)	17,310,000	16,976,517
6.25% 1/15/28 (b)	2,145,000	2,163,586
7.5% 9/15/27 (b)	2,765,000	2,820,197
United Rentals North America, Inc. 6.125% 3/15/34 (b)	3,705,000	3,784,580
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	1,640,000	1,632,467
		77,924,901
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	1,020,520
Vallourec SA 7.5% 4/15/32 (b)	1,300,000	1,368,931
		2,389,451
Super Retail - 1.7%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	658,075
4.625% 11/15/29 (b)(d)	1,520,000	1,447,137
4.75% 3/1/30	680,000	649,767
5% 2/15/32 (b)	1,520,000	1,431,616
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	5,045,000	5,108,027
Carvana Co.:
12% 12/1/28 pay-in-kind (b)(f)	336,501	349,276
13% 6/1/30 pay-in-kind (b)(f)	508,760	543,129
14% 6/1/31 pay-in-kind (b)(f)	607,820	692,224
EG Global Finance PLC 12% 11/30/28 (b)	2,975,000	3,245,198
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	1,275,000	1,297,074
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,455,000	2,219,230
Macy's Retail Holdings LLC 6.125% 3/15/32 (b)	1,065,000	1,018,718
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	1,320,000	1,036,389
7.875% 5/1/29 (b)	1,235,000	722,994
Sally Holdings LLC 6.75% 3/1/32 (d)	3,070,000	3,131,621
		23,550,475
Technology - 5.9%
Amentum Escrow Corp. 7.25% 8/1/32 (b)	1,585,000	1,657,273
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	3,570,000	3,415,485
Block, Inc.:
2.75% 6/1/26	2,555,000	2,453,791
3.5% 6/1/31	2,555,000	2,306,331
6.5% 5/15/32 (b)	3,495,000	3,624,360
CA Magnum Holdings 5.375% 10/31/26 (b)	770,000	750,269
Cloud Software Group, Inc.:
8.25% 6/30/32 (b)	5,585,000	5,847,679
9% 9/30/29 (b)	6,530,000	6,572,197
Coherent Corp. 5% 12/15/29 (b)	1,385,000	1,339,273
Elastic NV 4.125% 7/15/29 (b)	1,275,000	1,187,909
Gen Digital, Inc. 5% 4/15/25 (b)	6,075,000	6,051,635
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	2,235,000	2,225,102
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	1,850,000	1,484,418
Iliad Holding SAS 8.5% 4/15/31 (b)	2,155,000	2,283,582
Lightning Power LLC 7.25% 8/15/32 (b)	1,260,000	1,301,954
Match Group Holdings II LLC 4.125% 8/1/30 (b)	1,515,000	1,395,523
MicroStrategy, Inc. 6.125% 6/15/28 (b)	3,530,000	3,440,830
NCR Atleos Corp. 9.5% 4/1/29 (b)	3,180,000	3,502,846
NCR Voyix Corp. 5.125% 4/15/29 (b)	1,775,000	1,740,657
Open Text Corp. 3.875% 12/1/29 (b)	2,200,000	2,028,206
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	3,095,000	2,873,711
4.125% 12/1/31 (b)(d)	2,200,000	2,003,274
Roblox Corp. 3.875% 5/1/30 (b)	6,155,000	5,670,279
Seagate HDD Cayman:
8.25% 12/15/29	1,545,000	1,674,656
8.5% 7/15/31	1,410,000	1,533,247
Sensata Technologies BV 4% 4/15/29 (b)	2,480,000	2,335,013
Sensata Technologies, Inc. 6.625% 7/15/32 (b)	1,495,000	1,546,903
SS&C Technologies, Inc. 6.5% 6/1/32 (b)	4,900,000	5,057,772
Synaptics, Inc. 4% 6/15/29 (b)(d)	1,210,000	1,132,584
TTM Technologies, Inc. 4% 3/1/29 (b)	2,215,000	2,090,426
UKG, Inc. 6.875% 2/1/31 (b)	1,630,000	1,686,108
		82,213,293
Telecommunications - 4.4%
Altice Financing SA 5.75% 8/15/29 (b)	5,455,000	4,202,012
Altice France Holding SA 10.5% 5/15/27 (b)	4,240,000	1,677,250
Altice France SA:
5.125% 1/15/29 (b)	2,270,000	1,575,969
5.5% 1/15/28 (b)	4,825,000	3,433,463
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	9,965,000	9,810,132
Consolidated Communications, Inc. 5% 10/1/28 (b)	1,320,000	1,152,321
Frontier Communications Holdings LLC:
5% 5/1/28 (b)(d)	2,480,000	2,408,216
5.875% 11/1/29	615,475	566,166
6% 1/15/30 (b)	3,035,000	2,799,412
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	4,985,000	4,786,588
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (b)	2,520,000	2,035,136
6.75% 10/15/27 (b)	4,724,000	4,319,114
Level 3 Financing, Inc.:
4% 4/15/31 (b)	3,850,000	2,579,468
4.5% 4/1/30 (b)	3,420,000	2,506,968
Lumen Technologies, Inc.:
4.125% 4/15/29 (b)	1,795,625	1,400,588
4.125% 4/15/30 (b)	1,795,625	1,339,851
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	4,860,000	3,560,338
Windstream Escrow LLC 7.75% 8/15/28 (b)	6,380,000	6,227,557
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)(d)	3,835,000	3,347,318
6.125% 3/1/28 (b)	2,115,000	1,634,684
		61,362,551
Textiles/Apparel - 0.3%
Crocs, Inc. 4.125% 8/15/31 (b)	3,760,000	3,379,569
Victoria's Secret & Co. 4.625% 7/15/29 (b)(d)	1,665,000	1,450,967
		4,830,536
Transportation Ex Air/Rail - 0.3%
Avolon Holdings Funding Ltd. 4.375% 5/1/26 (b)	7,000	6,895
Seaspan Corp. 5.5% 8/1/29 (b)	3,695,000	3,519,456
		3,526,351
Utilities - 3.6%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)	2,940,000	2,856,224
DPL, Inc. 4.35% 4/15/29	9,480,000	8,863,280
NRG Energy, Inc. 3.875% 2/15/32 (b)	132,000	118,325
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	266,734
3.95% 12/1/47 (d)	2,495,000	1,878,681
4.55% 7/1/30	4,110,000	4,019,298
4.95% 7/1/50	14,750,000	12,852,164
PG&E Corp. 5.25% 7/1/30	9,430,000	9,232,757
Pike Corp. 5.5% 9/1/28 (b)	5,310,000	5,172,570
Vertiv Group Corp. 4.125% 11/15/28 (b)	3,055,000	2,932,647
Vistra Operations Co. LLC 5.625% 2/15/27 (b)	2,000,000	1,996,992
		50,189,672
TOTAL NONCONVERTIBLE BONDS		1,079,985,742
TOTAL CORPORATE BONDS (Cost $1,167,721,251)		1,099,378,858

Asset-Backed Securities - 0.8%
	Principal Amount (a)	Value ($)
Ares Loan Funding Vii Ltd. Series 2024-ALF7 Class E, CME Term SOFR 3 Month Index + 6.250% 6.25% 10/22/37 (b)(f)(g)(h)	121,000	121,000
Croton Pk Clo Ltd. CME Term SOFR 3 Month Index + 0.550% 0% 10/15/36 (b)(f)(g)(h)	543,000	543,000
Golub Capital Partners Clo 74 Series 2024-74A Class D2, CME Term SOFR 3 Month Index + 4.500% 9.8149% 7/25/37 (b)(f)(h)	1,650,000	1,669,980
KKR CLO Ltd. / KKR CLO LLC Series 2024-29A Class D2R, CME Term SOFR 3 Month Index + 5.200% 10.5014% 7/15/37 (b)(f)(h)	2,000,000	2,015,610
Orchard Park Clo Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 5.600% 0% 10/20/37 (b)(f)(h)	214,000	214,000
Palmer Square Ln Funding 2024-3 Series 2024-3A Class D, CME Term SOFR 3 Month Index + 5.400% 10.7366% 8/8/32 (b)(f)(h)	2,000,000	1,950,454
Sandstone Peak Iii Ltd. Series 2024-1A Class D2A, CME Term SOFR 3 Month Index + 5.250% 10.5861% 4/25/37 (b)(f)(h)	1,000,000	999,488
Sixth Street Clo Xxv Ltd. Series 2024-25A Class D2, CME Term SOFR 3 Month Index + 4.500% 9.8228% 7/24/37 (b)(f)(h)	1,350,000	1,330,275
Sycamore Tree Clo 2023-3 Ltd. / Series 2024-3A Class D2BR, 9.628% 4/20/37 (b)	2,000,000	2,034,238
TOTAL ASSET-BACKED SECURITIES (Cost $10,878,000)		10,878,045

Common Stocks - 3.4%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (c)(i)	32,168	20,909
Broadcasting - 0.0%
iHeartMedia, Inc. (d)(i)	8,204	12,798
Energy - 2.3%
California Resources Corp. (d)	119,243	6,256,680
California Resources Corp. warrants 10/27/24 (i)	20,004	341,068
Chesapeake Energy Corp.	64,281	4,788,292
EP Energy Corp. (c)(i)	218,900	304,271
Forbes Energy Services Ltd. (c)(i)	72,087	7
Mesquite Energy, Inc. (c)(i)	214,437	17,296,464
Noble Corp. PLC:
warrants 2/4/28 (i)	27,051	510,993
warrants 2/4/28 (i)	27,051	413,610
PureWest Energy (c)(i)	2,832	637
Superior Energy Services, Inc. Class A (c)	15,005	1,023,641
Tidewater, Inc. warrants 11/14/42 (i)	8,251	805,234
Tribune Resources, Inc. (c)	182,155	107,471
TOTAL ENERGY		31,848,368
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (c)(i)(j)	1,330,466	784,975
Food & Drug Retail - 0.1%
Northeast Grocery, Inc. (c)(i)(j)	228,430	1,340,884
Southeastern Grocers, Inc. rights (c)(i)	687,397	444,299
TOTAL FOOD & DRUG RETAIL		1,785,183
Gaming - 0.0%
Studio City International Holdings Ltd.:
ADR (b)(i)	25,434	146,246
(NYSE) ADR (i)	28,000	161,000
TOTAL GAMING		307,246
Hotels - 0.0%
Travelport Finance Luxembourg SARL (c)	261	547,286
Telecommunications - 0.4%
CUI Acquisition Corp. (c)(i)	0	0
Frontier Communications Parent, Inc. (i)	77,463	2,230,934
Intelsat Emergence SA (c)	61,616	2,547,822
TOTAL TELECOMMUNICATIONS		4,778,756
Utilities - 0.5%
PG&E Corp.	350,590	6,906,623
TOTAL COMMON STOCKS (Cost $28,915,014)		46,992,144

Bank Loan Obligations - 6.7%
	Principal Amount (a)	Value ($)
Air Transportation - 1.3%
Echo Global Logistics, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0967% 11/23/28 (c)(f)(h)(k)	7,179,128	7,179,128
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.3467% 11/23/29 (c)(f)(h)(k)	915,000	915,000
CME Term SOFR 3 Month Index + 8.000% 13.3467% 11/23/29 (c)(f)(h)(k)	9,743,000	9,743,000
TOTAL AIR TRANSPORTATION		17,837,128
Banks & Thrifts - 0.0%
GTCR Everest Borrower, LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6/3/31 (h)(k)(l)	285,000	283,099
Broadcasting - 0.0%
Diamond Sports Group LLC term loan 10% 8/2/27 (k)	171,885	219,153
Building Materials - 0.3%
Hobbs & Associates LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 7/23/31 (f)(h)(k)	2,513,636	2,513,636
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/23/31 (h)(k)(m)	251,364	251,364
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5713% 2/25/29 (f)(h)(k)	1,514,100	1,502,744
TOTAL BUILDING MATERIALS		4,267,744
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (f)(h)(k)	2,149,613	1,991,981
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (f)(h)(k)	2,817,314	2,814,300
TOTAL CHEMICALS		4,806,281
Consumer Products - 0.2%
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.3416% 5/14/28 (f)(h)(k)	2,282,012	2,276,307
Diversified Financial Services - 0.7%
Cabazon Finance Authority term loan 13% 11/23/26 pay-in-kind (c)(f)(k)	3,619,407	2,490,152
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 12/31/24 (c)(f)(h)(k)	7,699,634	7,690,394
TOTAL DIVERSIFIED FINANCIAL SERVICES		10,180,546
Diversified Media - 0.3%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9346% 12/17/26 (f)(h)(k)	4,896,573	4,216,390
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(k)	3,964,252	0
term loan 0% (c)(e)(f)(k)	1,710,000	0
TOTAL ENERGY		0
Food & Drug Retail - 0.1%
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 7.500% 12.5955% 12/13/28 (f)(h)(k)	731,031	735,600
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Corp. Ii, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.4426% 8/2/28 (f)(h)(k)	868,917	825,471
2LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6919% 8/2/28 (f)(h)(k)	1,852,013	1,111,208
Dm Escrow Corp. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.5% 9/3/24 (f)(h)(k)	103,735	98,549
TOTAL FOOD/BEVERAGE/TOBACCO		2,035,228
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3612% 11/1/28 (f)(h)(k)	283,475	283,988
Insurance - 0.6%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5936% 11/6/30 (f)(h)(k)	210,163	208,473
Asurion LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3467% 8/19/28 (f)(h)(k)	4,224,750	4,181,742
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2554% 6/20/30 (f)(h)(k)	646,754	647,026
Truist Insurance Holdings LLC 2L, term loan CME Term SOFR 3 Month Index + 4.750% 10.0846% 3/8/32 (f)(h)(k)	2,460,000	2,496,457
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0846% 11/23/29 (f)(h)(k)	429,391	429,232
TOTAL INSURANCE		7,962,930
Services - 1.7%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0967% 12/10/29 (f)(h)(k)	305,000	292,038
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 6/2/28 (f)(h)(k)	5,716,823	5,638,216
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (c)(f)(h)(k)	6,197,344	6,197,344
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.404% 4/11/29 (f)(h)(k)	5,465,813	5,223,294
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8346% 3/24/31 (f)(h)(k)	305,000	305,763
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (f)(h)(k)	6,916,345	5,854,686
STS Operating, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3467% 3/25/31 (f)(h)(k)	643,388	639,096
TOTAL SERVICES		24,150,437
Super Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 3/5/28 (f)(h)(k)	2,583,124	2,582,039
Technology - 0.8%
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5846% 2/23/32 (f)(h)(k)	25,000	25,875
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.2856% 2/24/31 (f)(h)(k)	135,000	135,506
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 2/15/29 (f)(h)(k)	2,786,965	2,763,081
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (k)	2,220,000	2,214,450
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4506% 5/1/31 (f)(h)(k)	558,600	558,365
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (c)(f)(h)(k)	144,736	144,736
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5546% 2/10/31 (f)(h)(k)	4,738,702	4,748,795
TOTAL TECHNOLOGY		10,590,808
Telecommunications - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8014% 8/15/28 (f)(h)(k)	1,040,084	788,301
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2521% 1/30/31 (f)(h)(k)	425,000	427,478
TOTAL TELECOMMUNICATIONS		1,215,779
TOTAL BANK LOAN OBLIGATIONS (Cost $97,888,255)		93,643,457

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.5%
Bank of America Corp.:
6.1% (f)(n)	3,690,000	3,787,210
6.25% (f)(n)	2,310,000	2,377,535
TOTAL BANKS & THRIFTS		6,164,745
Diversified Financial Services - 0.3%
Charles Schwab Corp. 5.375% (f)(n)	4,340,000	4,363,241
TOTAL PREFERRED SECURITIES (Cost $10,176,516)		10,527,986

Other - 2.0%
	Shares	Value ($)
Other - 2.0%
Fidelity Private Credit Co. LLC (j)(o) (Cost $28,477,900)	2,857,415	28,374,118

Money Market Funds - 8.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (p)	79,908,308	79,924,290
Fidelity Securities Lending Cash Central Fund 5.39% (p)(q)	33,677,613	33,680,980
TOTAL MONEY MARKET FUNDS (Cost $113,605,270)		113,605,270

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,457,662,206)	1,403,399,878
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(15,862,763)
NET ASSETS - 100.0%	1,387,537,115

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $938,474,104 or 67.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,499,977 or 2.2% of net assets.

(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $251,364 and $251,364, respectively.

(n)	Security is perpetual in nature with no stated maturity date.
(o)	Affiliated Fund
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Co. LLC	4/15/22 - 8/05/24	28,477,899

New Cotai LLC/New Cotai Capital Corp.	9/11/20	6,590,796

Northeast Grocery, Inc.	11/08/21	90,888

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21,545,624	562,024,907	503,646,312	2,044,371	71	-	79,924,290	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	7,268,450	72,511,272	46,098,742	20,168	-	-	33,680,980	0.1%
Total	28,814,074	634,536,179	549,745,054	2,064,539	71	-	113,605,270

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	24,227,898	4,521,708	-	3,678,706	-	(375,488)	28,374,118
	24,227,898	4,521,708	-	3,678,706	-	(375,488)	28,374,118

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,791,554	2,243,732	-	2,547,822
Consumer Discretionary	1,660,416	307,246	-	1,353,170
Consumer Staples	1,785,183	-	-	1,785,183
Energy	31,847,731	12,310,643	805,234	18,731,854
Utilities	6,907,260	6,906,623	-	637

Corporate Bonds	1,099,378,858	-	1,095,396,935	3,981,923

Asset-Backed Securities	10,878,045	-	10,878,045	-

Bank Loan Obligations	93,643,457	-	59,283,703	34,359,754

Preferred Securities	10,527,986	-	10,527,986	-

Other	28,374,118	-	28,374,118	-

Money Market Funds	113,605,270	113,605,270	-	-
Total Investments in Securities:	1,403,399,878	135,373,514	1,205,266,021	62,760,343
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Staples
Beginning Balance	$19,269,568
Net Realized Gain (Loss) on Investment Securities	12,665,595
Net Unrealized Gain (Loss) on Investment Securities	(12,855,721)
Cost of Purchases	1,934,193
Proceeds of Sales	(19,228,452)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,785,183
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$445,442
Energy
Beginning Balance	$18,880,918
Net Realized Gain (Loss) on Investment Securities	1,203,950
Net Unrealized Gain (Loss) on Investment Securities	(149,064)
Cost of Purchases	-
Proceeds of Sales	(1,203,950)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$18,731,854
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$(149,064)
Bank Loan Obligations
Beginning Balance	$47,744,518
Net Realized Gain (Loss) on Investment Securities	350,252
Net Unrealized Gain (Loss) on Investment Securities	(33,940)
Cost of Purchases	7,498,033
Proceeds of Sales	(21,331,060)
Amortization/Accretion	131,951
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$34,359,754
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$(64,126)
Other Investments in Securities
Beginning Balance	$23,104,332
Net Realized Gain (Loss) on Investment Securities	2,213,428
Net Unrealized Gain (Loss) on Investment Securities	(705,115)
Cost of Purchases	783,644
Proceeds of Sales	(17,596,171)
Amortization/Accretion	83,434
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$7,883,552
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$(909,701)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $32,374,231) - See accompanying schedule:
Unaffiliated issuers (cost $1,315,579,036)	$1,261,420,490
Fidelity Central Funds (cost $113,605,270)	113,605,270
Other affiliated issuers (cost $28,477,900)	28,374,118

Total Investment in Securities (cost $1,457,662,206)		$1,403,399,878
Cash		241,926
Receivable for investments sold		17,556
Receivable for fund shares sold		7,888
Dividends receivable		83,168
Interest receivable		19,976,174
Distributions receivable from Fidelity Central Funds		304,202
Receivable from investment adviser for expense reductions		17,791
Other receivables		2,946
Total assets		1,424,051,529
Liabilities
Payable for investments purchased
Regular delivery	$536,353
Delayed delivery	2,258,000
Payable for fund shares redeemed	38,617
Other payables and accrued expenses	463
Collateral on securities loaned	33,680,981
Total liabilities		36,514,414
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$1,387,537,115
Net Assets consist of:
Paid in capital		$1,444,197,776
Total accumulated earnings (loss)		(56,660,661)
Net Assets		$1,387,537,115
Net Asset Value, offering price and redemption price per share ($1,387,537,115 ÷ 13,018,336 shares)		$106.58
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends (including $3,678,706 earned from affiliated issuers)		$5,525,359
Interest		88,202,446
Income from Fidelity Central Funds (including $20,168 from security lending)		2,039,331
Payment from investment adviser		172,433
Total income		95,939,569
Expenses
Custodian fees and expenses	$1,559
Independent trustees' fees and expenses	6,533
Legal	9,058
Miscellaneous	6
Total expenses before reductions	17,156
Expense reductions	(2,263)
Total expenses after reductions		14,893
Net Investment income (loss)		95,924,676
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,091,559
Fidelity Central Funds	71
Capital gain distributions from Fidelity Central Funds	25,208
Total net realized gain (loss)		6,116,838
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	53,074,959
Affiliated issuers	(375,488)
Total change in net unrealized appreciation (depreciation)		52,699,471
Net gain (loss)		58,816,309
Net increase (decrease) in net assets resulting from operations		$154,740,985
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,924,676	$128,559,222
Net realized gain (loss)	6,116,838	(8,490,959)
Change in net unrealized appreciation (depreciation)	52,699,471	(4,256,760)
Net increase (decrease) in net assets resulting from operations	154,740,985	115,811,503
Distributions to shareholders	(102,769,717)	(125,001,026)

Affiliated share transactions
Proceeds from sales of shares	117,837,487	25,859,041
Reinvestment of distributions	102,769,381	125,000,555
Cost of shares redeemed	(355,597,698)	(551,310,147)

Net increase (decrease) in net assets resulting from share transactions	(134,990,830)	(400,450,551)
Total increase (decrease) in net assets	(83,019,562)	(409,640,074)

Net Assets
Beginning of period	1,470,556,677	1,880,196,751
End of period	$1,387,537,115	$1,470,556,677

Other Information
Shares
Sold	1,096,239	250,913
Issued in reinvestment of distributions	992,495	1,224,422
Redeemed	(3,423,697)	(5,375,537)
Net increase (decrease)	(1,334,963)	(3,900,202)

Financial Highlights
Fidelity® High Income Central Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$102.45	$103.00	$115.51	$106.08	$111.37
Income from Investment Operations
Net investment income (loss) A,B	7.286	7.647	6.198	6.202	6.432
Net realized and unrealized gain (loss)	4.648	(.838)	(12.709)	9.246	(5.023)
Total from investment operations	11.934	6.809	(6.511)	15.448	1.409
Distributions from net investment income	(7.804)	(7.276)	(5.999)	(6.018)	(6.685)
Distributions from net realized gain	-	(.083)	-	-	(.014)
Total distributions	(7.804)	(7.359)	(5.999)	(6.018)	(6.699)
Net asset value, end of period	$106.58	$102.45	$103.00	$115.51	$106.08
Total Return C	12.14%	6.88%	(5.81)%	14.97%	1.45%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	.03%	.04%	-% F	-% F
Expenses net of fee waivers, if any	- % F	.03%	.04%	-% F	-% F
Expenses net of all reductions	-% F	.03%	.04%	-% F	-% F
Net investment income (loss)	7.04%	7.49%	5.63%	5.62%	6.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,387,537	$1,470,557	$1,880,197	$2,434,406	$2,689,635
Portfolio turnover rate G	24%	14%	23%	37%	59% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2024 was 11.47%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$24,418,666	Recovery value	Recovery value	$0.22 - $0.65 / $0.65	Increase
		Market approach	Transaction price	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.0 - 11.8 / 5.5	Increase
		Discounted cash flow	Discount rate	11.0% - 11.7% / 11.0%	Decrease
		Black scholes	Discount rate	3.8%	Increase
			Volatility	55.0%	Increase
			Term	2.5	Increase
		Indicative market price	Bid price	$1.00	Increase
Corporate Bonds	$3,981,923	Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.8%	Increase
			Volatility	55.0%	Increase
			Term	2.5	Increase
		Indicative market price	Evaluated bid	$3.25 - $9.00 / $7.75	Increase
Bank Loan Obligation	$34,359,754	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.8	Increase
		Discounted cash flow	Yield	6.1% - 11.2% / 8.9%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2025 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$54,919,556
Gross unrealized depreciation	(107,536,099)
Net unrealized appreciation (depreciation)	$(52,616,543)
Tax Cost	$1,456,016,421

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$895,088
Capital loss carryforward	$(4,939,207)
Net unrealized appreciation (depreciation) on securities and other investments	$(52,616,543)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(4,939,207)
Total capital loss carryforward	$(4,939,207)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$102,769,717	$ 125,001,027

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity High Income Central Fund	Fidelity Private Credit Company LLC	4,621,001
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Central Fund	310,752,250	507,551,548
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity High Income Central Fund	29

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity High Income Central Fund	2,133	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,263.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. During August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity High Income Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.41% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $82,651,717 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $102,769,717 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Robert A. Lawrence
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Vijay C. Advani
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Thomas P. Bostick
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Donald F. Donahue
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Vicki L. Fuller
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Patricia L. Kampling
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Thomas A. Kennedy
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Oscar Munoz
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Karen B. Peetz
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
David M. Thomas
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Susan Tomasky
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Michael E. Wiley
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity High Income Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Directors), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.861961.116
HICII-ANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024